Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Operating Segments Information	The results of continuing operations are shown as follows for the years ended June 30, 2025, 2024 and 2023:
Revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$32,117,882	$29,773,730	$41,177,200
Housekeeping	15,861,366	15,409,924	17,210,122
Senior care services	353,404	4,025,456	6,515,953
Educational consulting services	1,070,304	1,257,045	1,050,397
Total	$49,402,956	$50,466,155	$65,953,672

Cost of revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$23,796,369	$22,015,277	$27,989,959
Housekeeping	13,685,042	13,194,887	14,453,168
Senior care services	142,851	2,188,798	4,471,015
Educational consulting services	725,619	521,549	671,825
Total	$38,349,881	$37,920,511	$47,585,967

Gross profit	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$8,321,513	$7,758,453	$13,187,241
Housekeeping	2,176,324	2,215,037	2,756,954
Senior care services	210,553	1,836,658	2,044,938
Educational consulting services	344,685	735,496	378,572
Total	$11,053,075	$12,545,644	$18,367,705
Sales and marketing expenses	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Unallocated	13,333,409	21,315,481	22,448,015
Total	$13,333,409	$21,315,481	$22,448,015

General and administrative expenses	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Unallocated	5,988,492	7,040,211	21,392,769
Total	$5,988,492	$7,040,211	$21,392,769

Current assets	2025	2024 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Educational consulting services	581,511	808,082
Unallocated current assets	208,525,631	107,961,464
Total	$209,107,142	$108,769,546

Non-current assets	2025	2024 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,265,995	4,795,273
Educational consulting services	2,239	7,284
Unallocated non-current assets	64,687,998	65,146,720
Total	$68,956,232	$69,949,277